Earnings per ordinary share (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Earnings Per Ordinary Share

Continuing and total operations	2019	2018 Restated	2017 Restated
Basic earnings per ordinary share

Profit available for equity holders ($m)	385	349	534

Basic weighted average number of ordinary shares (millions)	183	190	193

Basic earnings per ordinary share (cents)	210.4	183.7	276.7

Diluted earnings per ordinary share

Profit available for equity holders ($m)	385	349	534

Diluted weighted average number of ordinary shares (millions)	184	192	194

Diluted earnings per ordinary share (cents)	209.2	181.8	275.3
Adjusted earnings per ordinary share
Profit available for equity holders ($m)	385	349	534
Adjusting items:
System Fund revenues and expenses ($m)	49	146	34
Interest attributable to the System Fund ($m)	(18)	(19)	(13)
Tax attributable to the System Fund ($m)	—	—	3
Operating exceptional items ($m) (note 6)	186	104	(4)
Change in fair value of contingent purchase consideration ($m) (note 25) a	(27)	4	—
Tax on exceptional items ($m) (note 6)	(20)	(22)	2
Exceptional tax ($m) (note 6)	—	(5)	(87)
Adjusted earnings ($m)	555	557	469
Basic weighted average number of ordinary shares (millions)	183	190	193
Adjusted earnings per ordinary share (cents)	303.3	293.2	243.0
Adjusted diluted earnings per ordinary share
Adjusted earnings ($m)	555	557	469
Diluted weighted average number of ordinary shares (millions)	184	192	194
Adjusted diluted earnings per ordinary share (cents)	301.6	290.1	241.8

a	Adjusted earnings per ordinary share for 2018 has been restated to exclude the change in fair value of contingent purchase consideration.

	2019 millions	2018 millions	2017 millions
Diluted weighted average number of ordinary shares is calculated as:
Basic weighted average number of ordinary shares	183	190	193
Dilutive potential ordinary shares	1	2	1
	184	192	194